............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31,2001 Check here if Amendment [ ]; Amendment Number: _____________


                        This Amendment (Check only one.):
                          [_] is a restatement.
                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc.
Address:          505 Park Avenue
                  New York, NY 10022

Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ronald Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ronald Ray
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         68

Form 13F Information Table Value Total:

         $ 488,407 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE


                                                         Para Advisors, Inc.
                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2001

                                                               Value  Shares/    Sh/   Put/  Invstmt   Other   Voting Authority
Name of Issuer                  Title of class     CUSIP    (x$1000) Prn Amt    Prn   Call  Dscretn   Managers Sole     Shared  None
------------------------------  ---------------  ---------  -------- --------   ----  ----  -------   -------- ------   ------  ----
ALLEN TELECOMMUNICATIONS        COM              018091108     1,290  100,000    SH          Sole               100,000
ALZA CORP                       COM              022615108    21,384  528,000    SH          Sole               528,000
AMERICAN GENERAL CORP           COM              026351106    10,339  270,294    SH          Sole               270,294
AMERICAN HOME PRODUCTS CORP     COM              026609107     6,625  112,769    SH          Sole               112,769
AMERICAN TEL & TEL              COM              001957109     2,130  100,000    SH          Sole               100,000
APW LTD                         COM              G04397108       488   56,900    SH          Sole                56,900
AT&T CANADA INC                 DEPS RCPT CL B   00207Q202     3,345  114,349    SH          Sole               114,349
BARRETT RESOURCES CORP          COM PAR $0.01    068480201     9,037  150,491    SH          Sole               150,491
BIOCHEM PHARMA INC              COM              09058T108     6,688  219,722    SH          Sole               219,722
BOISE CASCADE CORP              COM              097383103     4,998  159,169    SH          Sole               159,169
CANADIAN PACIFIC LIMITED NEW    COM              135923100       918   25,000    SH          Sole                25,000
CENDANT CORP                    COM              151313103     7,031  481,911    SH          Sole               481,911
CERIDIAN CORP                   COM              15677T106     5,088  275,000    SH          Sole               275,000
CHRIS CRAFT INDS INC            COM              170520100     1,963   31,032    SH          Sole                31,032
CHUBB CORP COM                  COM              171232101    10,731  148,135    SH          Sole               148,135
CIT GROUP INC                   CL A             125577106    13,816  478,400    SH          Sole               478,400
CITADEL COMMUNICATIONS CORP     COM              172853202     3,506  140,930    SH          Sole               140,930
CITIGROUP INC                   COM              172967101     7,033  156,366    SH          Sole               156,366
CNA FINANCIAL CORP              COM              126117100     1,684   48,100    SH          Sole                48,100
COUNTRYWIDE CREDIT INC          COM              222372104     9,146  185,339    SH          Sole               185,339
DALLAS SEMICONDUCTOR CORP       COM              235204104     3,993  153,520    SH          Sole               153,520
EARTHGRAINS COMPANY             COM              270319106     3,296  155,092    SH          Sole               155,092
EFFICIENT NETWORKS INC          COM              282056100     4,150  176,580    SH          Sole               176,580
EVEREST RE GROUP LTD            COM              G3223R108     6,652  100,000    SH          Sole               100,000
FINOVA GROUP INC                COM              317928109       365  202,847    SH          Sole               202,847
GENERAL MOTORS CORP             COM              370442105     2,593   50,000    SH          Sole                50,000
GPU INC                         COM              36225X100       858   26,400    SH          Sole                26,400
GUCCI GROUP NV                  COM NY REG       401566104     4,408   52,700    SH          Sole                52,700
HARCOURT GENERAL INC            COM              41163G101    14,307  257,004    SH          Sole               257,004
HARTFORD FINL SVCS GRP INC      COM              416515104     4,932   83,594    SH          Sole                83,594
HONEYWELL INT'L INC             COM              438516106    18,303  448,614    SH          Sole               448,614
IMCLONE SYSTEMS INC             COM              45245W109     2,489   75,000    SH          Sole                75,000
KCS ENERGY INC                  COM              482434206       286   50,196    SH          Sole                50,196
LIMITED INC                     COM              532716107     1,792  114,020    SH          Sole               114,020
LINCOLN NATIONAL CORP           COM              534187109     2,128   50,098    SH          Sole                50,098
LORAL SPACE & COMMUNICATIONS    COM              G56462107       438  200,000    SH          Sole               200,000
MONTANA POWER CO                COM              612085100     1,410  100,000    SH          Sole               100,000
MORGAN STANLEY DEAN WITTER      COM              617446448     3,745   70,000    SH          Sole                70,000
NASDAQ 100 TRUST                UNIT SER 1       631100104     1,958   50,000    SH          Sole                50,000
PHILIP MORRIS COMPANIES INC     COM              718154107     9,710  204,634    SH          Sole               204,634
QUAKER OATS CO                  COM              747402105    30,129  307,436    SH          Sole               307,436
RALSTON PURINA GROUP            COM              751277302    14,650  470,310    SH          Sole               470,310
COASTAL FED LITG TR             RT               19034q110        89   95,367    SH          Sole                95,367
SBC COMMUNICATIONS INC          COM              78387G103     2,232   50,000    SH          Sole                50,000
SCOTT TECHNOLOGIES INC          COM              810022301     2,293  103,650    SH          Sole               103,650
SHIRE PHARMACEUTICALS GRP PLC   SPONS ADR        82481R106       957   21,875    SH          Sole                21,875
SODEXHO MARRIOT SERVICES INC    COM              833793102     7,695  264,905    SH          Sole               264,905
SOUTHERN COMPANY                COM              842587107    23,872  680,300    SH          Sole               680,300
SOUTHWEST GAS CORP              COM              844895102     1,577   75,657    SH          Sole                75,657
SPX CORP                        COM              784635104    12,244  134,904    SH          Sole               134,904
ST PAUL COMPANIES               COM              792860108     3,304   75,000    SH          Sole                75,000
TEXACO INC                      COM              881694103    12,104  182,282    SH          Sole               182,282
TOSCO CORP                      COM              891490302     9,968  233,118    SH          Sole               233,118
UNITED DOMINION INDUSTRIES LTD  COM              909914103     2,629  125,196    SH          Sole               125,196
US AIRWAYS GROUP                COM              911905107       886   25,000    SH          Sole                25,000
VOICESTREAM WIRELESS CORP       COM              928615103    47,256  511,563    SH          Sole               511,563

                                                               Value  Shares/    Sh/   Put/  Invstmt   Other
Name of Issuer                  Title of class     CUSIP    (x$1000) Prn Amt    Prn   Call  Dscretn   Managers Sole    Shared  None
------------------------------  ---------------  ---------  -------- --------   ----  ----  -------   -------- ------  ------  ----
WASHINGTON MUTUAL               COM              939322103    10,232  186,884    SH          Sole               186,884
WILLAMETTE INDUSTRIES INC       COM              969133107    13,677  297,323    SH          Sole               297,323
ADC TELECOMMUNICATIONS INC      COM              000886101       603   70,918    SH          Sole                70,918
ALCATEL ALSTHOM                 SPONS ADR        013904305     9,183  319,293    SH          Sole               319,293
CITIGROUP INC                   COM              172967101     7,427  165,112    SH          Sole               165,112
JP MORGAN CHASE & CO            COM              46625H100     7,052  157,051    SH          Sole               157,051
MARVELL TECHNOLOGY GROUP        ORD              G5876H105       503   41,704    SH          Sole                41,704
PFIZER INC                      COM              717081103    11,521  281,352    SH          Sole               281,352
QWEST COMMUNICATIONS INT'L INC  COM              749121109    10,105  288,294    SH          Sole               288,294
VIVENDI UNIVERSAL               SPONS ADR NEW    92851S204    14,610  240,897    SH          Sole               240,897
VODAFONE GROUP PLC NEW          SPONS ADR        92857W107    12,740  469,240    SH          Sole               469,240
VOICESTREAM WIRELESS CORP       COM              928615103     3,816   41,315    SH          Sole                41,315

REPORT SUMMARY                             68 DATA RECORDS   488,407